Debt Obligations, Redemption Dates and Price (Details) - Unsecured Debt [Member]	12 Months Ended
Dec. 31, 2015
2016 [Member] | Targa Pipeline Partners LP [Member] | Senior Unsecured 6 5/8% Notes due October 2020 [Member] | Atlas Pipeline Partners [Member]
Redemption Dates and Prices [Abstract]
Price	103.313%
2016 [Member] | Targa Pipeline Partners LP [Member] | Senior Unsecured 4 3/4% Notes due November 2021 [Member] | Atlas Pipeline Partners [Member]
Redemption Dates and Prices [Abstract]
Price	103.563%
2017 [Member] | Targa Pipeline Partners LP [Member] | Senior Unsecured 6 5/8% Notes due October 2020 [Member] | Atlas Pipeline Partners [Member]
Redemption Dates and Prices [Abstract]
Price	101.656%
2017 [Member] | Targa Pipeline Partners LP [Member] | Senior Unsecured 4 3/4% Notes due November 2021 [Member] | Atlas Pipeline Partners [Member]
Redemption Dates and Prices [Abstract]
Price	102.375%
2018 [Member] | Targa Pipeline Partners LP [Member] | Senior Unsecured 4 3/4% Notes due November 2021 [Member] | Atlas Pipeline Partners [Member]
Redemption Dates and Prices [Abstract]
Price	101.188%
2018 [Member] | Targa Pipeline Partners LP [Member] | Senior Unsecured 5 7/8% Notes due August 2023 [Member] | Atlas Pipeline Partners [Member]
Redemption Dates and Prices [Abstract]
Price	102.938%
2018 and Thereafter [Member] | Targa Pipeline Partners LP [Member] | Senior Unsecured 6 5/8% Notes due October 2020 [Member] | Atlas Pipeline Partners [Member]
Redemption Dates and Prices [Abstract]
Price	100.00%
2019 [Member] | Targa Pipeline Partners LP [Member] | Senior Unsecured 5 7/8% Notes due August 2023 [Member] | Atlas Pipeline Partners [Member]
Redemption Dates and Prices [Abstract]
Price	101.958%
2019 and Thereafter [Member] | Targa Pipeline Partners LP [Member] | Senior Unsecured 4 3/4% Notes due November 2021 [Member] | Atlas Pipeline Partners [Member]
Redemption Dates and Prices [Abstract]
Price	100.00%
2020 [Member] | Targa Pipeline Partners LP [Member] | Senior Unsecured 5 7/8% Notes due August 2023 [Member] | Atlas Pipeline Partners [Member]
Redemption Dates and Prices [Abstract]
Price	100.979%
2021 and Thereafter [Member] | Targa Pipeline Partners LP [Member] | Senior Unsecured 5 7/8% Notes due August 2023 [Member] | Atlas Pipeline Partners [Member]
Redemption Dates and Prices [Abstract]
Price	100.00%
Targa Resources Partners LP [Member] | Senior Unsecured 6 7/8% Notes due February 2021 [Member]
Debt Instrument [Line Items]
Maximum percentage of aggregate principal amount of debt redeemable by the Partnership with equity offerings	35.00%
Redemption condition, minimum percentage of aggregate principal amount outstanding immediately after occurrence of redemption	65.00%
Targa Resources Partners LP [Member] | Senior Unsecured 6 3/8% Notes due August 2022 [Member]
Debt Instrument [Line Items]
Maximum percentage of aggregate principal amount of debt redeemable by the Partnership with equity offerings	35.00%
Redemption condition, minimum percentage of aggregate principal amount outstanding immediately after occurrence of redemption	65.00%
Redemption condition, maximum number of days from date of closing of equity offerings	180 days
Targa Resources Partners LP [Member] | Senior Unsecured 5 1/4% Notes due May 2023 [Member]
Debt Instrument [Line Items]
Maximum percentage of aggregate principal amount of debt redeemable by the Partnership with equity offerings	35.00%
Redemption condition, minimum percentage of aggregate principal amount outstanding immediately after occurrence of redemption	65.00%
Redemption condition, maximum number of days from date of closing of equity offerings	180 days
Targa Resources Partners LP [Member] | Senior Unsecured 4 1/4% Notes due November 2023 [Member]
Debt Instrument [Line Items]
Maximum percentage of aggregate principal amount of debt redeemable by the Partnership with equity offerings	35.00%
Redemption condition, minimum percentage of aggregate principal amount outstanding immediately after occurrence of redemption	65.00%
Redemption condition, maximum number of days from date of closing of equity offerings	180 days
Redemption Dates and Prices [Abstract]
Any date prior to	May 15, 2016
Price	104.25%
Targa Resources Partners LP [Member] | Senior Unsecured 6 5/8% Notes due October 2020 [Member]
Debt Instrument [Line Items]
Maximum percentage of aggregate principal amount of debt redeemable by the Partnership with equity offerings	35.00%
Redemption condition, minimum percentage of aggregate principal amount outstanding immediately after occurrence of redemption	65.00%
Targa Resources Partners LP [Member] | Senior Unsecured 6 5/8% Notes due October 2020 [Member] | Atlas Pipeline Partners [Member]
Debt Instrument [Line Items]
Maximum percentage of aggregate principal amount of debt redeemable by the Partnership with equity offerings	35.00%
Redemption condition, minimum percentage of aggregate principal amount outstanding immediately after occurrence of redemption	65.00%
Targa Resources Partners LP [Member] | Senior Unsecured 6 3/4% Notes due March 2024 [Member]
Debt Instrument [Line Items]
Maximum percentage of aggregate principal amount of debt redeemable by the Partnership with equity offerings	35.00%
Redemption condition, minimum percentage of aggregate principal amount outstanding immediately after occurrence of redemption	65.00%
Redemption condition, maximum number of days from date of closing of equity offerings	180 days
Redemption Dates and Prices [Abstract]
Any date prior to	Sep. 15, 2018
Price	106.75%
Targa Resources Partners LP [Member] | Senior Unsecured 4 1/8% notes due November 2019 [Member]
Debt Instrument [Line Items]
Maximum percentage of aggregate principal amount of debt redeemable by the Partnership with equity offerings	35.00%
Redemption condition, minimum percentage of aggregate principal amount outstanding immediately after occurrence of redemption	65.00%
Redemption condition, maximum number of days from date of closing of equity offerings	180 days
Redemption Dates and Prices [Abstract]
Any date prior to	Nov. 15, 2017
Price	104.125%
Targa Resources Partners LP [Member] | Senior Unsecured 4 3/4% Notes due November 2021 [Member] | Atlas Pipeline Partners [Member]
Debt Instrument [Line Items]
Maximum percentage of aggregate principal amount of debt redeemable by the Partnership with equity offerings	35.00%
Redemption condition, minimum percentage of aggregate principal amount outstanding immediately after occurrence of redemption	65.00%
Targa Resources Partners LP [Member] | Senior Unsecured 5 7/8% Notes due August 2023 [Member] | Atlas Pipeline Partners [Member]
Debt Instrument [Line Items]
Maximum percentage of aggregate principal amount of debt redeemable by the Partnership with equity offerings	35.00%
Redemption condition, minimum percentage of aggregate principal amount outstanding immediately after occurrence of redemption	65.00%
Targa Resources Partners LP [Member] | 2016 [Member] | Senior Unsecured 6 7/8% Notes due February 2021 [Member]
Redemption Dates and Prices [Abstract]
Price	103.438%
Targa Resources Partners LP [Member] | 2016 [Member] | Senior Unsecured 6 5/8% Notes due October 2020 [Member]
Redemption Dates and Prices [Abstract]
Price	103.313%
Targa Resources Partners LP [Member] | 2016 [Member] | Senior Unsecured 4 1/8% notes due November 2019 [Member]
Redemption Dates and Prices [Abstract]
Price	102.063%
Targa Resources Partners LP [Member] | 2017 [Member] | Senior Unsecured 6 7/8% Notes due February 2021 [Member]
Redemption Dates and Prices [Abstract]
Price	102.292%
Targa Resources Partners LP [Member] | 2017 [Member] | Senior Unsecured 6 3/8% Notes due August 2022 [Member]
Redemption Dates and Prices [Abstract]
Price	103.188%
Targa Resources Partners LP [Member] | 2017 [Member] | Senior Unsecured 5 1/4% Notes due May 2023 [Member]
Redemption Dates and Prices [Abstract]
Price	102.625%
Targa Resources Partners LP [Member] | 2017 [Member] | Senior Unsecured 6 5/8% Notes due October 2020 [Member]
Redemption Dates and Prices [Abstract]
Price	101.656%
Targa Resources Partners LP [Member] | 2017 [Member] | Senior Unsecured 4 1/8% notes due November 2019 [Member]
Redemption Dates and Prices [Abstract]
Price	101.031%
Targa Resources Partners LP [Member] | 2018 [Member] | Senior Unsecured 6 7/8% Notes due February 2021 [Member]
Redemption Dates and Prices [Abstract]
Price	101.146%
Targa Resources Partners LP [Member] | 2018 [Member] | Senior Unsecured 6 3/8% Notes due August 2022 [Member]
Redemption Dates and Prices [Abstract]
Price	102.125%
Targa Resources Partners LP [Member] | 2018 [Member] | Senior Unsecured 5 1/4% Notes due May 2023 [Member]
Redemption Dates and Prices [Abstract]
Price	101.75%
Targa Resources Partners LP [Member] | 2018 [Member] | Senior Unsecured 4 1/4% Notes due November 2023 [Member]
Redemption Dates and Prices [Abstract]
Price	102.125%
Targa Resources Partners LP [Member] | 2018 and Thereafter [Member] | Senior Unsecured 6 5/8% Notes due October 2020 [Member]
Redemption Dates and Prices [Abstract]
Price	100.00%
Targa Resources Partners LP [Member] | 2018 and Thereafter [Member] | Senior Unsecured 4 1/8% notes due November 2019 [Member]
Redemption Dates and Prices [Abstract]
Price	100.00%
Targa Resources Partners LP [Member] | 2019 [Member] | Senior Unsecured 6 3/8% Notes due August 2022 [Member]
Redemption Dates and Prices [Abstract]
Price	101.063%
Targa Resources Partners LP [Member] | 2019 [Member] | Senior Unsecured 5 1/4% Notes due May 2023 [Member]
Redemption Dates and Prices [Abstract]
Price	100.875%
Targa Resources Partners LP [Member] | 2019 [Member] | Senior Unsecured 4 1/4% Notes due November 2023 [Member]
Redemption Dates and Prices [Abstract]
Price	101.417%
Targa Resources Partners LP [Member] | 2019 [Member] | Senior Unsecured 6 3/4% Notes due March 2024 [Member]
Redemption Dates and Prices [Abstract]
Price	103.375%
Targa Resources Partners LP [Member] | 2019 and Thereafter [Member] | Senior Unsecured 6 7/8% Notes due February 2021 [Member]
Redemption Dates and Prices [Abstract]
Price	100.00%
Targa Resources Partners LP [Member] | 2020 [Member] | Senior Unsecured 4 1/4% Notes due November 2023 [Member]
Redemption Dates and Prices [Abstract]
Price	100.708%
Targa Resources Partners LP [Member] | 2020 [Member] | Senior Unsecured 6 3/4% Notes due March 2024 [Member]
Redemption Dates and Prices [Abstract]
Price	101.688%
Targa Resources Partners LP [Member] | 2020 and Thereafter [Member] | Senior Unsecured 6 3/8% Notes due August 2022 [Member]
Redemption Dates and Prices [Abstract]
Price	100.00%
Targa Resources Partners LP [Member] | 2020 and Thereafter [Member] | Senior Unsecured 5 1/4% Notes due May 2023 [Member]
Redemption Dates and Prices [Abstract]
Price	100.00%
Targa Resources Partners LP [Member] | 2021 and Thereafter [Member] | Senior Unsecured 4 1/4% Notes due November 2023 [Member]
Redemption Dates and Prices [Abstract]
Price	100.00%
Targa Resources Partners LP [Member] | 2021 and Thereafter [Member] | Senior Unsecured 6 3/4% Notes due March 2024 [Member]
Redemption Dates and Prices [Abstract]
Price	100.00%